Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets
Intangible assets, net consist of the following (in thousands):

	Weighted Average Amortization Period	December 31, 2019
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.8 years	$2,284	$(1,673)	$611
Domain names	1.7 years	204	(97)	107
Patents	18.9 years	337	(18)	319
Trade names and other indefinite-lived intangibles(1)	Indefinite	455	—	455
In-process patents and trademarks	Not applicable	1,001	—	1,001
Total intangible assets		$4,281	$(1,788)	$2,493

	Weighted Average Amortization Period	December 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	3.7 years	$2,268	$(1,859)	$409
Domain names	1.3 years	245	(156)	89
Patents	19.1 years	1,235	(46)	1,189
Trade names and other indefinite-lived intangibles(1)	Indefinite	425	—	425
In-process patents and trademarks	Not applicable	873	—	873
Total intangible assets		$5,046	$(2,061)	$2,985

	Weighted Average Amortization Period	June 30, 2021
		(unaudited)
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.9 years	$7,182	$(2,268)	$4,914
Domain names	1.1 years	245	(188)	57
Patents	18.8 years	1,478	(78)	1,400
Trade names and other indefinite-lived intangibles(1)	Indefinite	732	—	732
In-process patents and trademarks	Not applicable	1,039	—	1,039
Total intangible assets		$10,676	$(2,534)	$8,142
_______________
(1) - Gross carrying amount includes impact of translation of foreign denominated intangible assets

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives, as follows:

Acquired content	3 - 4 years4
Customer relationships	4 - 6 years
Other Intangibles	3 - 10 years
Patents	20 years
Intangible assets, net consist of the following (in thousands):

	Weighted Average Amortization Period	December 31, 2019
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.8 years	$2,284	$(1,673)	$611
Domain names	1.7 years	204	(97)	107
Patents	18.9 years	337	(18)	319
Trade names and other indefinite-lived intangibles(1)	Indefinite	455	—	455
In-process patents and trademarks	Not applicable	1,001	—	1,001
Total intangible assets		$4,281	$(1,788)	$2,493

	Weighted Average Amortization Period	December 31, 2020
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	3.7 years	$2,268	$(1,859)	$409
Domain names	1.3 years	245	(156)	89
Patents	19.1 years	1,235	(46)	1,189
Trade names and other indefinite-lived intangibles(1)	Indefinite	425	—	425
In-process patents and trademarks	Not applicable	873	—	873
Total intangible assets		$5,046	$(2,061)	$2,985

	Weighted Average Amortization Period	June 30, 2021
		(unaudited)
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)
Acquired content and customer relationships(1)	4.9 years	$7,182	$(2,268)	$4,914
Domain names	1.1 years	245	(188)	57
Patents	18.8 years	1,478	(78)	1,400
Trade names and other indefinite-lived intangibles(1)	Indefinite	732	—	732
In-process patents and trademarks	Not applicable	1,039	—	1,039
Total intangible assets		$10,676	$(2,534)	$8,142
_______________
(1) - Gross carrying amount includes impact of translation of foreign denominated intangible assets

Schedule of Estimated Future Amortization Expense
Estimated future amortization expense is as follows (in thousands):

	December 31, 2020	June 30, 2021
		(unaudited)
2021	262	598
2022	186	1,151
2023	129	1,091
2024	97	1,059
2025	97	726
Thereafter	916	1,746
Total	$1,687	$6,371

Schedule of Changes in Carrying Amounts of Goodwill
The changes in carrying amounts of goodwill were as follows (in thousands):

Balance at December 31, 2018	$3,817
Acquisitions	4,852
Other adjustments(1)	204
Balance at December 31, 2019	$8,873
Other adjustments(1)	(268)
Balance at December 31, 2020	$8,605
Acquisitions	$34,339
Other adjustments(1)	$84
Balance at June 30, 2021 (unaudited)	$43,028
________________
(1)Other adjustments represents the impact of translation of our foreign currency denominated goodwill balances.